Consolidated Statements of Changes in Stockholders’ Equity - EUR (€) € in Millions	Total	Share capital	Capital reserve	Treasury shares	Retained earnings	Other reserves
Equity at beginning of period at Dec. 31, 2022	€ 20,055.6	€ 248.6	€ 1,828.2	€ (5.3)	€ 18,833.0	€ (848.9)
Net profit / (loss)	930.3				930.3
Other comprehensive income (loss)	(15.8)					(15.8)
Comprehensive income / (loss), net of tax	914.5				930.3	(15.8)
Treasury shares used for acquisition of business combination	103.7	0.0	102.6	1.1
Treasury shares used for acquisition of business combination	(738.5)		(731.6)	(6.9)
Share-based payments	15.4		30.2	0.3		(15.1)
Current and deferred taxes	(104.8)					(104.8)
Equity at end of period at Dec. 31, 2023	20,245.9	248.6	1,229.4	(10.8)	19,763.3	(984.6)
Net profit / (loss)	(665.3)				(665.3)
Other comprehensive income (loss)	(103.1)					(103.1)
Comprehensive income / (loss), net of tax	(768.4)				(665.3)	(103.1)
Share-based payments	(66.4)		169.2	2.2		(237.8)
Equity at end of period at Dec. 31, 2024	19,411.1	248.6	1,398.6	(8.6)	19,098.0	(1,325.5)
Net profit / (loss)	(1,136.1)				(1,136.1)
Other comprehensive income (loss)	(114.8)					(114.8)
Comprehensive income / (loss), net of tax	(1,250.9)				(1,136.1)	(114.8)
Issuance of share capital, net of transaction costs	866.4	10.4	856.0
Obligation to issue share capital	132.6		132.6
Share-based payments	65.0		86.1	0.9		(22.0)
Equity at end of period at Dec. 31, 2025	€ 19,224.2	€ 259.0	€ 2,473.3	€ (7.7)	€ 17,961.9	€ (1,462.3)